Bank Borrowings and Restricted Cash	12 Months Ended
Jun. 30, 2012
Bank Borrowings and Restricted Cash Disclosure [Abstract]
Bank Borrowings
14.	Bank Borrowings and Restricted Cash

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term facilities:
Short-term facilities	59,604	281,918	417,323	65,689
Long-term facilities - Current portion	—	203,967	175,338	27,599
	59,604	485,885	592,661	93,288

Long-term facilities:
Long-term portion	—	1,228,993	683,455	107,580
	—	1,228,993	683,455	107,580

Restricted Cash	136,000	456,250	398,706	62,759

As of June 30, 2012, we had RMB592.7 million ($93.3 million) in outstanding short-term bank loans and borrowings and RMB683.5 million ($107.6 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2011, we had RMB485.9 million ($75.2 million) in outstanding short-term bank loans and borrowings and RMB1,229.0 million ($190.1 million) in outstanding long-term bank loans and borrowings.

As of June 30, 2012, short-term and long-term bank borrowing facilities included:

·

A term debt facility denominated in New Zealand dollars of NZ$130.0 million (RMB650.9 million, $102.5 million) that matures on July 31, 2014 provided by a syndicate of two banks. As of June 30, 2012, this facility had an outstanding balance of NZ$100.0 million (RMB500.7 million, $78.8 million) and available balance of NZ$30.0 million (RMB150.2 million, $23.6 million).

·

A working capital facility denominated in New Zealand dollars of NZ$60.0 million (RMB300.4 million, $47.3 million) that matures on July 31, 2014 provided by a syndicate of two banks. As of June 30, 2012, this facility had no outstanding balance.

·

An amortising facility denominated in New Zealand dollars of NZ$39.0 million (RMB195.2 million, $30.7 million) that matures on July 31, 2013 provided by a syndicate of two banks. As of June 30, 2012, this facility had an outstanding balance of NZ$11.5 million (RMB57.6 million, $9.1 million) and available balance of NZ$27.5 million (RMB137.7 million, $21.7 million).

·	Bank overdraft, guarantee and trade facilities totaling NZ$46.5 million (RMB232.8 million, $36.6 million) provided by a syndicate of two banks.

·	Facilities in South America, denominated in US dollars provided by six banks that were fully drawn, mature before June 30, 2013 and total $18.7 million (RMB118.5 million).
·

Acquisition debt denominated in New Zealand dollars of NZ$25.0 million (RMB125.2 million, $19.7 million) that matures on October 31, 2012 provided by a bank. In September 2012, we received a credit approved term sheet from the bank to extend this loan to February 27, 2014.

·

Acquisition debt denominated in New Zealand dollars of NZ$10.0 million (RMB50.7 million, $7.9 million) that matures on October 31, 2012 provided by Livestock Improvement Company. If the bank extends the NZ$25.0 million acquisition debt facility, Livestock Improvement Company is restricted in its ability to enforce security in the event of them not being repaid on October 31, 2012.

·

Loan facilities denominated in RMB of RMB62.0 million ($9.8 million) that matures on April 6, 2013 provided by one bank. These facilities were guaranteed by US$10 million pledged deposit, which was included in Restricted Cash as of June 30, 2012.

·

Loan facilities denominated in US Dollars of US$48.4 million (RMB307.8 million) that mature between January 11, 2013 and April 19, 2013 provided by two banks. These facilities were guaranteed by RMB335.5 million (US$52.8 million) pledged deposit, which was included in Restricted Cash as of June 30, 2012.

The short and long term faciliaties are generally collateralized by receivables, inventories and property and equipment. The interest rates on the loans are set by reference to the base rates in each of China, US and New Zealand for RMB, US$ and NZ$ denominated loans, respectively, with a margin payable in the year ended June 30, 2012 of up to 4.50%. The weighted average interest rates are as follows:

	2009	2010	2011	2012
Short-term facilities	10.18%	0.94%	5.2%	4.7%
Long-term facilities	—	—	4.2%	4.3%